NOTES PAYABLE (Details Narrative)	12 Months Ended			36 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Proceeds from Notes Payable		$ 566,268
Ensysce Biosciences, Inc [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	4,400,000	3,300,000		$ 4,400,000
Proceeds from Notes Payable	700,000	400,000
Interest Expense	$ 995,496	958,949
Ensysce Biosciences, Inc [Member] | 2015 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount					$ 873,000
Debt Conversion, Converted Instrument, Amount			$ 100,000
Interest rate			5.00%
Debt Instrument, Convertible, Conversion Ratio			0.80
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest rate	10.00%			10.00%
Debt Instrument, Convertible, Conversion Ratio				0.50
Payments of notes payable				$ 3,500,000
Proceeds from Notes Payable				$ 5,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.25			$ 0.25
Dividends				$ 55,000,000
Debt Instrument, Description				The promissory notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Stockholder and Board Member [Member]
Short-term Debt [Line Items]
Payments of notes payable				$ 2,500,000
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Unrelated Party [Member]
Short-term Debt [Line Items]
Payments of notes payable				$ 1,000,000
Ensysce Biosciences, Inc [Member] | 2020 Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Interest rate	10.00%			10.00%
Payments of notes payable	$ 100,000
Debt Instrument, Maturity Date, Description	July 2022
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 700,000			$ 700,000
Interest Expense	381,886	292,260
Amortization of Debt Discount (Premium)	613,610	$ 666,689
Debt Instrument, Convertible, Remaining Discount Amortization Period		1 year 2 months 12 days
Debt Instrument, Interest Rate, Effective Percentage		55.40%
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member] | Covistat, Inc. [Member]
Short-term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 10,000,000.0
Interest rate	10.00%			10.00%
Payments of notes payable	$ 700,000
Proceeds from Notes Payable	2.0
Dividends	$ 10,000,000.0
[custom:SalesPercentage]	80.00%